PROMISSORY NOTE (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash received after deducting original issue discount					$ 585,190	$ 722,190
Value of shares issued		$ 456,143	$ 391,001			$ 135,345
Promissory Note [Member] | Labrys Fund, L.P [Member]
Principal amount	$ 300,000
Interest rate	5.00%
Due date	Dec. 21, 2021
Number of shares reserve for issuance	7,052,239
Cash received after deducting original issue discount				253,500
Legal fees				3,000
Other costs				13,500
Promissory note amortization schedule payment amount				$ 35,000
Description of amortization period of promissory note				At each month end beginning April 23, 2021 through December 21, 2021.
Amortization of debt discount		$ 1,274		$ 1,274
Promissory Note [Member] | Labrys Fund, L.P [Member] | Common Stock (First Commitment Shares) [Member]
Number of shares issued				447,762
Value of shares issued				$ 68,060
Promissory Note [Member] | Labrys Fund, L.P [Member] | Common Stock (Second Commitment Shares) [Member]
Number of shares issued				1,119,402